Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	¥ 691,431	¥ 480,463	¥ 469,975
Tax provision computed at the national statutory income tax rate		151,346	148,042
Increases (reductions) in taxes due to:
Effect of the tax law and rate changes		2,218	(1,295)
Change in valuation allowance		1,973	5,441
Nondeductible expenses		5,813	4,762
Nontaxable income		(5,893)	(3,574)
Effect of investor taxes on earnings of subsidiaries		3,494	7,674
Effect of lower tax rates on certain subsidiaries		(22,271)	(17,627)
Effect of sale or liquidation of subsidiaries		(8,423)	(14,995)
Other, net		571	2,960
Worldwide changes in unrecognized tax benefits	323
Provision for income taxes	¥ 233,103	¥ 128,828	¥ 131,388
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision computed at the national statutory income tax rate, Percent	31.50%	31.50%	31.50%
Worldwide changes in unrecognized tax benefits, Percent	0.10%
Provision for income taxes, Percent	33.70%
Japan Local tax [Member]
Increases (reductions) in taxes due to:
Local tax	¥ 34,215
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Japan local tax, net of national tax effect, Percent	4.90%
Japan national tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax provision computed at the national statutory income tax rate	¥ 177,006
Increases (reductions) in taxes due to:
Nontaxable and nondeductible items	(223)
Foreign tax credit	(9,769)
Other	(1,539)
Effect of the tax law and rate changes	1,012
Change in valuation allowance	2,375
Cross-border tax laws	10,975
Other, net	¥ 6,715
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision computed at the national statutory income tax rate, Percent	25.60%
Nontaxable and nondeductible items, Percent	0.00%
Foreign tax credit, Percent	(1.40%)
Other, Percent	(0.20%)
Effect of the tax law and rate changes, Percent	0.10%
Change in valuation allowance, Percent	0.30%
Cross-border tax laws, Percent	1.60%
Other, net, Percent	1.00%
Foreign tax effects [Member] | Americas [Member]
Increases (reductions) in taxes due to:
Effect of lower tax rates on certain subsidiaries	¥ 9,030
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effect of lower tax rates on certain subsidiaries, Percent	1.30%
Foreign tax effects [Member] | India
Increases (reductions) in taxes due to:
Direct foreign withholding tax	¥ 10,367
Other, net	¥ 138
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Direct foreign withholding tax, Percent	1.50%
Other, Percent	0.00%
Foreign tax effects [Member] | Other foreign jurisdictions [Member]
Increases (reductions) in taxes due to:
Effect of lower tax rates on certain subsidiaries	¥ (7,522)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effect of lower tax rates on certain subsidiaries, Percent	(1.10%)